Equity - Issuance and Conversion of Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			1 Months Ended	12 Months Ended
	Nov. 13, 2018	Mar. 19, 2014	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 13, 2017
Class of Stock [Line Items]
Number of share warrants (in shares)				4.2	15.2
Proceeds from issuance of warrants, net of issuance costs				$ 0	$ 0	$ 72,406
2019 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)		15.2
Exercise price per share (in USD per share)		$ 32.0560
Proceeds from issuance of warrants, net of issuance costs		$ 40,600
2021 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)		10.6
Exercise price per share (in USD per share)		$ 32.0560
Proceeds from issuance of warrants, net of issuance costs		$ 28,300
2023 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)								9.7
Exercise price per share (in USD per share)								$ 50.9664
Proceeds from issuance of warrants, net of issuance costs							$ 45,300
2024 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)	10.9
Exercise price per share (in USD per share)	$ 52.1639
Proceeds from issuance of warrants, net of issuance costs	$ 72,400		$ 72,400